IFRS 7 Disclosure - Market Risk - Summary Total Trading Value at Risk (VaR) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Market Risk [Line Items]
Market risk VaR	$ 56.3	$ 24.6
Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	0.7	0.9
Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	4.4	3.3
Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.5	0.3
Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	6.1	5.0
Credit specific [member]
Market Risk [Line Items]
Market risk VaR	7.4	1.9
Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(8.3)	(5.9)
Market risk [member]
Market Risk [Line Items]
Market risk VaR	10.8	5.5
Average [Member]
Market Risk [Line Items]
Market risk VaR	26.8	20.5
Average [Member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	0.9	0.9
Average [Member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	4.4	3.1
Average [Member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.6	0.8
Average [Member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	5.9	6.1
Average [Member] | Credit specific [member]
Market Risk [Line Items]
Market risk VaR	2.6	2.3
Average [Member] | Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(6.8)	(7.0)
Average [Member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	7.6	6.2
Top of range [member]
Market Risk [Line Items]
Market risk VaR	56.3	34.6
Top of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	13.6	1.7
Top of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	7.8	8.5
Top of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	2.2	3.1
Top of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	8.7	11.4
Top of range [member] | Credit specific [member]
Market Risk [Line Items]
Market risk VaR	7.4	4.1
Top of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	17.5	10.0
Bottom of range [member]
Market Risk [Line Items]
Market risk VaR	16.6	13.4
Bottom of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	0.3	0.4
Bottom of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	2.9	2.2
Bottom of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.1	0.1
Bottom of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	3.6	3.9
Bottom of range [member] | Credit specific [member]
Market Risk [Line Items]
Market risk VaR	1.5	1.5
Bottom of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	$ 4.7	$ 4.3